Net finance expense (income) (Tables)	9 Months Ended
May 31, 2026
Net finance expense (income)
Summary of net finance expense (income)

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
	$	$	$	$
Interest and bank charges	588,320	50,387	2,425,204	106,373
Interest income	(75,290)	(102,404)	(123,264)	(131,110)
Foreign currency exchange	(58,388)	417,971	(155,989)	399,049
Transaction costs [notes 16 and 19]	—	—	771,775	745,248
Gain on derivative liabilities [note 16]	(400,489)	24,931	(3,312,380)	(2,216,128)
Loss on valuation of contingent consideration [note 16]	315,331	—	782,126	—
Litigation settlement costs	—	2,045,000	—	2,045,000
	369,484	2,435,885	387,472	948,432